Note Payable (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2015	Apr. 28, 2015	Jan. 28, 2015	Feb. 07, 2014	Jan. 03, 2014	Dec. 31, 2013
Short term loan			$ 30,000
Loan interest rate percentage	3.00%
Debt maturity date	Apr. 28, 2015
Interest expense on notes payable	$ 222
Conversion of securities, price per unit		$ 0.30		$ 0.625	$ 0.625	$ 0.625
Two Class D Warrant [Member]
Restricted common stock units description	Each unit consisted of one share of restricted common stock (100,739 shares), two Class D warrants, each to purchase one share of restricted common stock at $0.10 per share, which expire March 31, 2020, and one Class E warrant to purchase three-fourths of one share of restricted common stock at $0.1667 per share, which expires March 31, 2020.
Number of restricted common stock units	100,739
Warrants to purchase restricted common stock, price per share	$ 0.10
Warrant expiration date	Mar. 31, 2020
One Class E Warrant [Member]
Warrants to purchase restricted common stock, price per share	$ 0.1667
Warrant expiration date	Mar. 31, 2020